Schedule of Common Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Controlling Interest
Balance, shares	2,527,045	2,512,815
Issuance of common stock	350,000	3,000
Exercise of options (Note 11)		3,006
Restricted stock award		$ 8,224
Balance, shares	2,877,045	2,527,045